PROVISIONS, CONTINGENCIES AND COMMITMENTS - Narrative Tax Claims (Details) $ in Millions					1 Months Ended																					3 Months Ended	12 Months Ended						60 Months Ended
	Dec. 31, 2021 USD ($) bankAccount	Nov. 30, 2021 bank	Dec. 31, 2018 claim	May 17, 2016 USD ($)	Jan. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Aug. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Oct. 31, 2020 USD ($)	Aug. 31, 2020 USD ($)	Jan. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) claim	Oct. 31, 2019 USD ($)	Feb. 28, 2019 USD ($)	Dec. 31, 2018 USD ($)	Nov. 30, 2018 USD ($)	Oct. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Mar. 31, 2018 claim	Nov. 30, 2017 USD ($)	Apr. 30, 2016 USD ($)	Aug. 31, 2015 claim	May 31, 2014 USD ($)	Jan. 31, 2014 USD ($)	Jul. 31, 2015 USD ($) claim	Dec. 31, 2021 USD ($) claim	Dec. 31, 2015 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2011 USD ($) claim	Dec. 31, 2009 USD ($)	Dec. 31, 2007 USD ($)	Dec. 31, 2018 USD ($) claim
Disclosure of other provisions [line items]
Income tax payable	$ 219.0					$ 219.0			$ 214.0																		$ 219.0
Provisions	2,562.0					2,562.0			2,632.0				$ 2,991.0														2,562.0
Tax claims
Disclosure of other provisions [line items]
Income tax payable	131.0					131.0																					131.0
Provisions	$ 79.0					79.0			62.0				$ 81.0														$ 79.0
SOL Coqueria Tubarão S.A. | Value Added Tax
Disclosure of other provisions [line items]
Damages sought																														$ 23.0
Number of tax assessments or claims | claim			21																				21							21
Number of unfavorable tax assessments or claims | claim			15
Number of claims pending | claim													6							6							21
ArcelorMittal Brasil S.A. | Value Added Tax
Disclosure of other provisions [line items]
Damages sought				$ 96.0																						$ 67.0
Number of tax assessments or claims | claim																										9							6
Reduction in tax assessment											$ 4.0
ArcelorMittal Brasil S.A. | Corporate income tax and social contributions on net profits
Disclosure of other provisions [line items]
Damages sought																													$ 342.0	$ 387.0
Tax assessment penalty																									$ 63.0					$ 120.0
ArcelorMittal Brasil S.A. | Tax Assessments Related to Amortization of Goodwill
Disclosure of other provisions [line items]
Damages sought									32.0							$ 94.0	$ 18.0
Write-off of net operating loss carry forward																$ 20.0
Possible write off of net operating loss carryforward									$ 43.0													$ 59.0
ArcelorMittal Brasil S.A. | Lawsuit Against Federal Revenue Related To Tax For Additional Freight For Renewal Of Brazilian Merchant Navy
Disclosure of other provisions [line items]
Damages sought																			$ 0.2										55.0
ArcelorMittal Brasil S.A. | Credits for Social Security Taxes
Disclosure of other provisions [line items]
Damages sought											$ 12.0																						$ 34.0
ArcelorMittal Comercializadora de Energia | Tax Credits on Interstate Sales of Electricity
Disclosure of other provisions [line items]
Damages sought																						$ 44.0		$ 31.0
ArcelorMittal Comercializadora de Energia | Retroactive Application of New Law
Disclosure of other provisions [line items]
Reduction in tax assessment															$ 7.0						$ 12.0
ArcelorMittal México S.A. de C.V. | Corporate income tax and social contributions on net profits | Tax Year 2008
Disclosure of other provisions [line items]
Damages sought																												$ 184.0
ArcelorMittal México S.A. de C.V. | Corporate income tax and social contributions on net profits | Tax Year 2007
Disclosure of other provisions [line items]
Damages sought																																$ 23.0
ArcelorMittal México S.A. de C.V. | Corporate income tax and social contributions on net profits | Tax Year 2009
Disclosure of other provisions [line items]
Damages sought																															$ 28.0
Damages awarded						$ 20.0
ArcelorMittal Las Truchas | Tax claims
Disclosure of other provisions [line items]
Damages sought																		$ 93.0											$ 89.0
ArcelorMittal Kryvyi Rih | Ukranian tax audit
Disclosure of other provisions [line items]
Damages sought							$ 104.0							$ 278.0
Reduction in tax assessment										$ 89.0		$ 128.0
Number of banks that blocked accounts | bank		3
Number of bank accounts that had restrictions lifted | bankAccount	2
Number of bank accounts blocked | bankAccount	3
JSC ArcelorMittal Temirtau | Tax and late payment interest, tax years audit 2013-2017
Disclosure of other provisions [line items]
Damages sought								$ 45.0
JSC ArcelorMittal Temirtau | Tax claim, tax years audit 2018-2019 | Commencement of major litigation
Disclosure of other provisions [line items]
Tax assessment penalty					$ 63.0